Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ 13,531	$ 9,461
Revenue [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,410)	(3,466)
Cost of service [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	11,244	9,131
Research and development [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	2,477	2,490
Selling general and administrative [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ 2,220	$ 1,306